Financial Restructuring Plan	6 Months Ended
Jun. 30, 2012
Financial Restructuring Plan [Abstract]
Financial Restructuring Plan [Text Block]
Note L - Financial Restructuring Plan

On June 22, 2012, Capitol announced the commencement of a voluntary restructuring plan designed to facilitate Capitol's objective of converting existing debt, including senior notes and trust-preferred securities, to equity and with the primary objectives of enhancing capital levels, improving liquidity and accelerating Capitol's return to profitability.  The initiative includes the opportunity to preserve Capitol's substantial deferred tax assets.

Under the restructuring plan, which was approved by Capitol's Board of Directors and reviewed with Capitol's primary regulators, existing debt holders were asked to exchange their debt securities for both preferred and common stock of the Corporation (the "Exchange Offer").  Simultaneously, Capitol solicited votes from all debt and equity holders for a prepackaged plan of reorganization (the "Standby Plan") for Capitol and its affiliate Financial Commerce Corporation ("FCC"), formerly known as Michigan Commerce Bancorp Limited, to be commenced in the event that the Exchange Offer was not successful.   The Standby Plan contemplates the conversion of all current trust-preferred security holders, unsecured senior note holders, current preferred equity shareholders and current common equity shareholders into new classes of common stock, which will retain approximately 53% of the voting control and value of the restructured company.  Capitol is also actively seeking external capital sources sufficient to restore all affiliate institutions to "well-capitalized" status in exchange for approximately 47% of the restructured Corporation.

The restructuring initiatives will facilitate the conversion of Capitol's trust-preferred securities to equity and strengthen the composition of Capitol's capital base by increasing its Tier 1 common and tangible common equity ratios.  Through this restructuring plan, and current capital raise, Capitol expects to have increased capital flexibility to continue to support its community banking platform.

The Exchange Offer and voting on the Standby Plan expired on July 27, 2012.  The results were overwhelmingly in support of the Standby Plan, and the conditions were not satisfied for the exchange offers to the existing debt holders.  All classes voted to accept the Standby Plan with all votes substantially exceeding the required thresholds for a successful solicitation.

Accordingly, on August 9, 2012, Capitol proceeded with a voluntary prepackaged bankruptcy filing in order to restructure its debt and streamline its capital structure.  Capitol and FCC filed a voluntary joint prepackaged bankruptcy petition.  Capitol's banking subsidiaries are not part of the filing and continue to conduct business on an uninterrupted basis.